LOANS AND LEASES - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2025 USD ($) loans	Dec. 31, 2024 USD ($) loans	Dec. 31, 2023 USD ($) loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unused Commitments to Extend Credit	$ 4,467,728,000	$ 3,750,657,000
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	5,300,000	$ 11,300,000	$ 4,400,000
Financing Receivable, Troubled Debt Restructuring, Commitment to Lend	$ 0
Impaired receivables, Number of Contracts | loans	27	12	18
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	$ 13,424,070,000	$ 11,761,778,000
Westfield Bank
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	1,600,000,000
Residential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured Loans, Loan Relationships, Review Threshold Amount Minimum	250,000
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	$ 18,302,000	$ 16,700,000